Debt including Capital Lease Obligations Other Debt (Details) (USD $)	Dec. 31, 2014 ha
Debt Instrument [Line Items]
Hectares of Land	700
Farms purchase price	$ 10,000,000
Cash paid for farms	3,000,000
Other Debt [Member]
Debt Instrument [Line Items]
Amount financed for farms purchase	$ 7,000,000
Effective interest rate	8.00%
Hectares in production [Member]
Debt Instrument [Line Items]
Hectares of Land	450